UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lafitte Capital Management LP
Address: 701 Brazos Street
         Suite 310
         Austin, TX  78701

13F File Number:  28-12923

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bryant J. Regan
Title:     Manager of Lafitte Capital LLC, General Partner
Phone:     512.478.1271

Signature, Place, and Date of Signing:

     Bryant J. Regan     Austin, Texas     February 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $40,303 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERISTAR CASINOS INC          COM              03070Q101     3074   201834 SH       SOLE                   201834
CACHE INC                      COM NEW          127150308      576   126048 SH       SOLE                   126048
CAL MAINE FOODS INC            COM NEW          128030202      253     7425 SH       SOLE                     7425
CENTRAL GARDEN & PET CO        COM              153527106     1121   104786 SH       SOLE                   104786
CENTRAL GARDEN & PET CO        CL A NON-VTG     153527205     3890   391300 SH       SOLE                   391300
CPI CORP                       COM              125902106     6254   509264 SH       SOLE                   509264
DOLE FOOD CO INC NEW           COM              256603101      899    72441 SH       SOLE                    72441
DREAMS INC                     COM              261983209     1675  1034197 SH       SOLE                  1034197
FRONTIER OIL CORP              COM              35914P105     1090    90552 SH       SOLE                    90552
GLOBAL CASH ACCESS HLDGS INC   COM              378967103      287    38302 SH       SOLE                    38302
IMPERIAL SUGAR CO NEW          COM NEW          453096208     1076    61671 SH       SOLE                    61671
KEY TECHNOLOGY INC             COM              493143101     1622   138011 SH       SOLE                   138011
MAIDENFORM BRANDS INC          COM              560305104     1328    79595 SH       SOLE                    79595
MUELLER INDS INC               COM              624756102     1073    43194 SH       SOLE                    43194
MULTIMEDIA GAMES INC           COM              625453105     4977   828039 SH       SOLE                   828039
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103      553    13583 SH       SOLE                    13583
NORTECH SYS INC                COM              656553104      609   187482 SH       SOLE                   187482
NORTHWEST PIPE CO              COM              667746101      973    36221 SH       SOLE                    36221
SANFILIPPO JOHN B & SON INC    COM              800422107     1042    66814 SH       SOLE                    66814
SCHWEITZER-MAUDUIT INTL INC    COM              808541106     2548    36220 SH       SOLE                    36220
THOMAS & BETTS CORP            COM              884315102      681    19014 SH       SOLE                    19014
THOMPSON CREEK METALS CO INC   COM              884768102     1475   125868 SH       SOLE                   125868
TIDEWATER INC                  COM              886423102      651    13583 SH       SOLE                    13583
TWIN DISC INC                  COM              901476101      379    36332 SH       SOLE                    36332
UNIVERSAL STAINLESS & ALLOY    COM              913837100      452    23953 SH       SOLE                    23953
VANTAGE DRILLING COMPANY       ORD SHS          G93205113      876   543842 SH       SOLE                   543842
VANTAGE DRILLING COMPANY       *W EXP 05/24/201 G93205121      187  1867537 SH       SOLE                  1867537
YOUBET COM INC                 COM              987413101      682   237568 SH       SOLE                   237568